Description of Organization and Business Operations - Trust Account (Details) - IPO [Member] - Seven GC Co Holdings INC [Member] $ / shares in Units, $ in Millions	Dec. 28, 2020 USD ($) $ / shares
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds | $	$ 230.0
Per unit price (in Dollars per share) | $ / shares	$ 10